Commitments and Contingent Liabilities - Future Minimum Payments under Noncancelable Operating Leases (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Commitments And Contingencies Disclosure [Abstract]
2016	$ 4,371
2017	3,740
2018	2,534
2019	2,094
2020	1,842
Thereafter	5,597
Total minimum lease payments	$ 20,178